Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories
Parts and maintenance materials	R$ 151.5	R$ 116.8
Catering and uniforms	11.6	9.2
Inventory provision	(12.7)	(18.9)
Inventories	R$ 150.4	R$ 107.1